CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) (Q3) - USD ($)	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid in Capital [Member]	Retained Earnings [Member]	Total	Class B [Member]
Beginning balance at Jun. 06, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 06, 2019	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 719	24,281	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	7,187,500
Net (loss) income	$ 0	$ 0	0	(5,000)	(5,000)
Ending balance at Jun. 30, 2019	$ 0	$ 719	24,281	(5,000)	20,000
Ending balance (in shares) at Jun. 30, 2019	0	7,187,500
Beginning balance at Jun. 06, 2019	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Jun. 06, 2019	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income					548,123
Ending balance at Sep. 30, 2019	$ 125	$ 625	4,451,128	548,123	5,000,001
Ending balance (in shares) at Sep. 30, 2019	1,249,267	6,250,000
Beginning balance at Jun. 06, 2019	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Jun. 06, 2019	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 719	24,281	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	7,187,500
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses	$ 2,500	$ 0	235,584,138	0	235,586,638
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses (in shares)	25,000,000	0
Sale of 7,000,000 Private Placement Warrants	$ 0	$ 0	7,000,000	0	7,000,000
Forfeiture of 937,500 Class B ordinary shares	$ 0	$ (94)	94	0	0
Forfeiture of 937,500 Class B ordinary shares (in shares)	0	(937,500)				(937,500)
Ordinary shares subject to possible redemption	$ (2,374)	$ 0	(239,227,422)	0	(239,229,796)
Ordinary shares subject to possible redemption (in shares)	(23,740,181)	0
Net (loss) income	$ 0	$ 0	0	1,618,159	1,618,159
Ending balance at Dec. 31, 2019	$ 126	$ 625	3,381,091	1,618,159	5,000,001
Ending balance (in shares) at Dec. 31, 2019	1,259,819	6,250,000
Beginning balance at Jun. 30, 2019	$ 0	$ 719	24,281	(5,000)	20,000
Beginning balance (in shares) at Jun. 30, 2019	0	7,187,500
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses	$ 2,500	$ 0	235,584,138	0	235,586,638
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses (in shares)	25,000,000	0
Sale of 7,000,000 Private Placement Warrants	$ 0	$ 0	700,000	0	7,000,000
Forfeiture of 937,500 Class B ordinary shares	$ 0	$ (94)	94	0	0
Forfeiture of 937,500 Class B ordinary shares (in shares)	0	(937,500)				(937,500)
Ordinary shares subject to possible redemption	$ (2,375)	$ 0	(238,157,385)	0	(238,159,760)
Ordinary shares subject to possible redemption (in shares)	(23,750,733)	0
Net (loss) income	$ 0	$ 0	0	553,123	553,123
Ending balance at Sep. 30, 2019	$ 125	$ 625	4,451,128	548,123	5,000,001
Ending balance (in shares) at Sep. 30, 2019	1,249,267	6,250,000
Beginning balance at Dec. 31, 2019	$ 126	$ 625	3,381,091	1,618,159	5,000,001
Beginning balance (in shares) at Dec. 31, 2019	1,259,819	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ 3	$ 0	(1,627,107)	0	(1,627,104)
Change in value of ordinary shares subject to possible redemption (in shares)	34,700	0
Net (loss) income	$ 0	$ 0	0	1,627,107	1,627,107
Ending balance at Mar. 31, 2020	$ 129	$ 625	1,753,984	3,245,266	5,000,004
Ending balance (in shares) at Mar. 31, 2020	1,294,519	6,250,000
Beginning balance at Dec. 31, 2019	$ 126	$ 625	3,381,091	1,618,159	5,000,001
Beginning balance (in shares) at Dec. 31, 2019	1,259,819	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income					1,351,338
Ending balance at Sep. 30, 2020	$ 133	$ 625	2,029,753	2,969,497	5,000,008
Ending balance (in shares) at Sep. 30, 2020	1,331,545	6,250,000
Beginning balance at Mar. 31, 2020	$ 129	$ 625	1,753,984	3,245,266	5,000,004
Beginning balance (in shares) at Mar. 31, 2020	1,294,519	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ 3	$ 0	161,809	0	161,812
Change in value of ordinary shares subject to possible redemption (in shares)	21,615	0
Net (loss) income	$ 0	$ 0	0	(161,809)	(161,809)
Ending balance at Jun. 30, 2020	$ 132	$ 625	1,915,793	3,083,457	5,000,007
Ending balance (in shares) at Jun. 30, 2020	1,316,134	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption	$ 1	$ 0	113,960	0	113,961
Change in value of ordinary shares subject to possible redemption (in shares)	15,411	0
Net (loss) income	$ 0	$ 0	0	(113,960)	(113,960)
Ending balance at Sep. 30, 2020	$ 133	$ 625	$ 2,029,753	$ 2,969,497	$ 5,000,008
Ending balance (in shares) at Sep. 30, 2020	1,331,545	6,250,000